ACCRUED EXPENSES AND OTHER LIABILITIES (Schedule of Accrued Expenses and Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 17,959	$ 23,292
Government authorities	4,837	10,808
Accrued expenses	8,892	7,702
Other short-term liabilities	1,160	834
Accrued expenses and other liabilities, total	$ 32,848	$ 42,636